Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
3	Summary of Significant Accounting Policies

(a)	Basis of preparation and consolidation

The significant accounting policies applied in the preparation of the financial information are set out below. These policies have been consistently applied to all years presented, unless otherwise stated.

The consolidated financial information of the Group has been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and includes the financial information of the Company, its subsidiaries and its VIE for which the Company is the ultimate primary beneficiary.

The consolidated financial information has been prepared to reflect the Reorganization of a business under common control, in which certain companies comprising the Group are ultimately controlled by the Mr. Shengcheng Wang and his immediate family members. Accordingly, the Reorganization has been accounted for as a reorganization of business under common control in a manner similar to a pooling of interests.

The consolidated statements of operations, consolidated statements of cash flows and consolidated statements of shareholders’ equity of the Group for the Relevant Periods include the financial information of the companies comprising the Group as a result of the Reorganization as if the current group structure had been in existence throughout the Relevant Periods or since their respective dates of incorporation. The financial information of Mass Media was also included in the financial information of the Group up to December 30, 2007 as it formed an integral part of the Listing Business and it was under common control of Shengcheng Wang and his immediate family members.

Subsidiary companies are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast majority of votes at the meeting of directors.

A variable interest entity is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiaries is the primary beneficiary of the entity.

All significant inter-company transactions and balances have been eliminated upon consolidation.

(b)	Use of estimates

The preparation of the consolidated financial information in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenue and expenses during the reported periods. Actual results could differ from these estimates. Significant accounting estimates reflected in the Group’s consolidated financial information mainly include the estimation of amounts to be recognized as revenues, allowances for doubtful accounts, economic useful lives of property and equipment, loss contingencies and tax provision.

(c)	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and time deposits with fixed rate of interest with a term of three months or less at banks.

(d)	Restricted cash

Cash that is restricted as to withdrawal for use or pledged as security is disclosed separately on the face of the balance sheet, and is not included in the total cash and cash equivalents in the consolidated statements of cash flows. Restricted cash of RMB10,000,000 as of December 31, 2010 represents a deposit made for incorporating a subsidiary of Universal. As required by relevant government authorities, to incorporate a company in China, capital amount for incorporating the company needs to be deposited and kept in a specified bank account. Upon receiving the approval or denial from the relevant government authorities, the restriction on the bank deposit will be released. The restriction was released when the application for incorporating a subsidiary was subsequently rejected.

(e)	Short-term investments

Short-term investments include investment funds with no fixed term or with terms less than one year. The investment funds are classified as available-for-sale investments and they are reported at fair value with unrealized gains (losses), if any, recorded as accumulated other comprehensive income in shareholder’s equity. Realized gains or losses are charged to the consolidated statements of operations during the period in which the gain or loss is realized. The Group recognized gains of RMB5,994,921, RMB3,819,737 and RMB10,038,680 from the available-for-sale investments for the years ended December 31, 2009, 2010 and 2011, respectively. There was no material unrealized gain (loss) at the end of each reporting period presented as these investments’ contract terms were less than one year and most of them matured prior to the year end. In addition, short-term investments also comprise of the time deposits placed with banks with original maturities longer than three months and less than or equal to one year.

The Group considers available evidence, including the duration and extent to which declines in fair value of the available-for-sale investments compared to cost, in determining whether an unrealized loss is “other-than-temporary”. If the Group determines a decline in fair value is other-than-temporary, the cost basis of the individual security is written down to fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss. The new cost basis will not be changed for subsequent recoveries in fair value. For each period presented, the Company did not record any charges to write down investments.

(f)	Allowances for doubtful accounts

The Group provides specific provisions for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

(g)	Prepaid expenses

Prepaid expenses mainly represent the deposits and prepaid media costs made to CCTV for program bidding and to purchase the advertisement time slots in advance.

(h)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computers and electronic equipment	3 years
Office equipment	5 years
Office furniture	5 years
Vehicles	5 years
Office property	37.5 –38.5 years

Repairs and maintenance costs are expensed as incurred. The gain or loss on disposal of property and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the consolidated statements of operations upon disposal.

(i)	Impairment of long-lived assets

Long-lived assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flows associated with the related assets. The Group recognizes impairment of long-lived assets in the event that the book value of such assets exceeds the estimated future discounted cash flows attributable to such assets. No impairment of long-lived assets was recognized for any of the periods presented.

(j)	Revenue recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable and collection is reasonably assured. In accordance with the Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 605-25, “Revenue Recognition: Multiple-Element Arrangements”, revenue arrangements involving multiple deliverables are broken down into single element arrangements based on their relative fair value determined based on the Vendor Specific Objective Evidence, Third Party Evidence or Best Estimate of Selling Price for revenue recognition purposes, when possible. When there is no objective and reliable evidence of the fair value of the undelivered items, the Group recognizes revenue of the elements delivered as a single unit of accounting.

The Group has adopted the net presentation for business tax (“BT”) and related surcharges pursuant to ASC 605-45, “Revenue Recognition: Principal Agent Considerations”, i.e., BT and related surcharges are excluded from the net revenues. BT and related surcharges are approximately 8% (increased to 8.5% starting from December 1, 2010) of the net amount between gross revenue received/receivable from the advertisers less media fee paid/payable to the media vendor.

Revenues presented in the consolidated statements of operations include revenues from advertising agency services, special event services and advertisement and production and sponsorship services.

Advertising agency services

The Group earns advertising agency services fee income from arranging broadcast of customers’ advertisements during its selected media suppliers’ programs. The revenues from advertising agency services are recognized net of agency rebates, ratably over the period in which the agency services are performed.

The Group contracts separately with its customers and the media suppliers and is responsible for the payments to the media suppliers and collections from the customers. In compliance with ASC 605-45, “Revenue Recognition: Principal Agent Considerations”, the Group assesses whether the Group or the media supplier is the primary obligor in these service contracts. The Group evaluates the terms of its customer agreements and gives appropriate consideration to other key indicators, such as inventory risk, latitude in establishing price, variability of its earnings, ability to change the programs media supplier provides, discretion in supplier selection and credit risk to the vendor.

The Group has arranged its customers’ advertisements on the regular daily programs advertising time slots on CCTV-1 and CCTV-2 and annual Chinese New Year Gala program (CCTV ceased to grant the Group the advertising right to the 2010 Chinese New Year Gala program). The Group generally is not obligated to pay the media fees until it has sold the time slots to its customers. In these cases, the Group records the net amounts of gross billings to customers less media fees as revenues on the date of broadcast in accordance with the guidance in ASC 605-45 because the Group believes that the media supplier, not the Group, is the primary obligor and undertakes the majority of the risks and rewards in these arrangements.

In order to obtain exclusive access to the CCTV-4 news related programs advertising time slots, starting from 2008, the Group purchases those CCTV-4 advertising time slots for a fixed media cost and attempts to sell the time slots to its customers. The Group believes it undertakes the majority of the risks and rewards in these arrangements. Therefore, revenues are recognized at gross billings to customers in accordance with the guidance from ASC 605-45 on the date of broadcast of their advertisements. The CCTV-4 revenues recognized at gross billing were approximately RMB164.3 million, RMB112.3 million and RMB87.3 million for the years ended December 31, 2009, 2010 and 2011 respectively.

 Special event services

On an ad hoc basis, the Group provides sales and marketing support services for special events to CCTV under general framework agreements. The fees for such services are determined on a case-by-case basis by CCTV based on its evaluation of the Group’s performance. The Group generally receives a certain percentage of the total advertising revenues that CCTV earned from the special events; however, the Group does not receive the underlying information with which to estimate the compensation amount. As such, the Group recognizes revenue from such services when the Group receives statements from CCTV and when the settlement of the services fees is reasonably assured. Revenues from special event services recognized in 2011was the service fee paid by CCTV for the Company’s services in advertising and promotional activities for the 2008 Beijing Olympic Games. There are no costs incurred for such services during the years ended December 31, 2009, 2010 and 2011.

Advertisement production and sponsorship services

Revenues from production services are recognized in the period in which the advertisement is delivered to clients, provided that no additional performance obligations remain. Revenues from sponsorship services primarily include production and broadcast of public service announcements with sponsors’ brand names, as well as the announcements supplied by clients, in the public service announcements time slots that are allocated to the Group. The revenues from sponsorship for public service announcements are recognized ratably over the period in which the public service announcements are broadcast when all other revenue recognition criteria have been met.

Film and TV drama

Revenues from the licensing TV drama series are recognized when the TV drama series are available for broadcasting by the licensee and when all the revenue recognition criteria are met.

In 2011, the Group began to conduct production of episodic TV drama series and other related businesses. There was no revenue recognized from such business as of December 31, 2011.

(k)	Cost of revenues

Advertising agency services

For the CCTV-4 news related programs advertising time slots, cost of purchasing these time lots from the media supplier is recorded to cost of revenues over the period the time slots are broadcasted on a straight line basis. For the other advertising agency services, the revenues are recognized on a net basis and associated media fees are excluded from the cost of revenues.

Advertisement production and sponsorship services

Cost of revenues related to the advertisement production and sponsorship services primarily includes production costs, production overhead and development costs. Costs of productions are subject to regular recoverability assessments which compare the estimated fair values with the unamortized costs. The amount by which the unamortized costs productions exceed their estimated fair values will be written off. No production costs were written off for the years ended December 31, 2009, 2010 and 2011.

The production costs are capitalized and then expensed upon the recognition of revenues from the corresponding contracts.

Film and TV drama

Film and TV drama costs include production costs, production overhead and development costs and are stated at the cost less accumulated amortization. In accordance with ASC 926-20-25, the capitalized costs for each episode shall not exceed an amount equal to the amount of revenue contracted for that episode. Accordingly the costs associated with the production of episodic TV drama series in 2011 are expensed as incurred as the Group did not sign any revenue contract in 2011.

(l)	Customer advances

From time to time, the Group receives advances from customers for the advertising agency service fees, advertisement production and sponsorship service fees and media fees to be paid to the media suppliers. These advances are usually refundable to the customers if the media suppliers are unable to deliver the broadcast services.

(m)	Operating leases

Leases where substantially all the risks and rewards of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases net of any incentives received from the lessor are charged to the consolidated statements of operations on a straight-line basis over the terms of the underlying lease.

(n)	Loss contingencies

The Group evaluates advertising time slot purchase commitments, including commitments made under guaranteed minimum or fixed price contracts, for future losses and will accrue for any losses during the period in which such losses are anticipated.

(o)	Foreign Currency Translation

The Group’s functional and reporting currency is the Renminbi (“RMB”). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rate quoted by the People’s Bank of China (“PBOC”) prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. All such exchange gains and losses are included in the consolidated statements of operations.

(p)	Income taxes

Income taxes are accounted for using the asset and liability approach. Under this approach, income tax expense is recognized for the amount of taxes payable or refundable for the current year. In addition, deferred tax assets and liabilities are recognized for expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carry forwards. The Company records a valuation allowance to reduce deferred tax assets to an amount for which realization is more likely than not.

The Group adopted ASC 740-10, “Income Taxes”. ASC 740-10 clarified the accounting for uncertainty in an enterprise’s financial statements by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740-10 requires management to evaluate its open tax positions that exist on the date of initial adoption in each jurisdiction. The Group does not have any significant uncertain tax positions and there was no effect on its financial condition or results of operations as a result of implementing ASC 740-10.

PRC Withholding Tax on Dividends

Under the Enterprise Income Tax Law (the “New EIT Law”) adopted by the Chinese National People’s Congress in March 2007, effective from January 1, 2008, dividends from earnings made after January 1, 2008, interests, rent, royalties and gains on transfers of property payable by a foreign-invested enterprise in the PRC to its foreign investor who is a non-resident enterprise is subject to a 10% withholding tax, unless such non-resident enterprise’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a reduced rate of withholding tax. The BVI, where UIAL is incorporated, does not have such tax treaty with the PRC. This 10% withholding tax imposed on the dividend income received from the Group’s PRC subsidiary reduces the Group’s net income in accordance with ASC 740-30, “Income Taxes: Other Considerations or Special Areas”. Before October, 2011, it was the Company’s intention to permanently reinvest part of the earnings made by the Group’s PRC foreign-invested enterprise and the Group accrued 10% withholding tax on 30% of earnings from China operations that the Group had no intention to permanently reinvest. On October 28, 2011, the Group declared a special cash dividend of US$0.07667 per ordinary share and changed the reinvestment plan for the unremitted earnings from 70% to zero. The Group has accrued for the withholding tax for all unremitted earnings according to the new policy.

(q)	Other comprehensive income

The Group has adopted the provision of ASC 220, “Comprehensive Income”. ASC 220 establishes standards for the reporting and display of comprehensive income, its components and accumulated balances. ASC 220 defines comprehensive income (loss) to include all changes in equity, including adjustments to minimum pension liabilities, accumulated foreign currency transaction, and unrealized gains or losses on marketable securities, except those resulting from investments by owners and distributions to owners.

(r)	Fair value of financial instruments

Financial instruments include cash and cash equivalents, notes receivable, accounts receivable, short-term investments, prepaid expenses, accounts payable, accrued expenses and other current liabilities. As of December 31, 2009, 2010 and 2011, the carrying values of cash and cash equivalents, notes receivable, accounts receivable, short-term investments, accounts payable, accrued expenses and other current liabilities approximate their fair values.

(s)	Earnings per share

In accordance with ASC 260, “Earnings per Share”, the Group presents basic earnings per share and diluted earnings per share. Basic earnings per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in loss periods as their effects would be anti-dilutive.

(t)	Segment reporting

Based on the criteria established by ASC 280 "Segment Reporting", the Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting of cost and expenses that does not distinguish between segments, and reports costs and expenses by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group operates and manages its business as a single segment. As the Group primarily generates its revenues from customers in the PRC, no geographical segments are presented.

(u)	Share-based compensation

The Group has accounted for share-based compensation in accordance with ASC 718, “Compensation-Stock Compensation” for share-based payment transactions with employees. For service-based share options awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period for each separately vesting portion of the award, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. For performance-based share options awards, share-based compensation cost is measured at the date that the performance goals and vesting schedule of these awards are determined by the board of directors. Share-based compensation costs are then recorded on a graded-vesting basis, net of estimated forfeitures, over the requisite service period, which is generally the vesting period; an evaluation is made each quarter as to the likelihood of the performance criteria being met.

A change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share options, the Group would recognize incremental compensation cost in the period the modification occurs and for unvested share options, the Group would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

The Group has accounted for share-based compensation in accordance with ASC 505-50, “Equity: Equity-Based Payments to Non-Employees” for share-based payment transactions with consultants. These awards are measured at the grant date fair value of the award and recognized immediately at grant date as these awards are fully vested and the counter party’s performance is completed at grant date.

The Black-Scholes option pricing model is used to determine the fair value of share options. The determination of the fair values of share-based compensation awards on the date of grant using the Black-Scholes option pricing model is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected term of the awards, the expected share price volatility over the expected term of the awards, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends.

(v)	Fair value measurements

The Group adopted ASC 820, “Fair Value Measurements and Disclosures” for financial assets and liabilities. ASC 820 defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles, and expands disclosures about fair value measurement. The carrying amounts of the Group’s cash and cash equivalents, restricted cash and short-term investments approximate their fair value due to the short maturity of those instruments. The carrying value of receivables and payables approximates their market value based on their short-term maturities.

(w)	Recently issued accounting standards

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This standard clarifies guidance on how to measure fair value and is largely consistent with existing fair value measurement principles. The ASU also expands existing disclosure requirements for fair value measurements and makes other amendments. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. For nonpublic entities, the amendments are effective for annual periods beginning after December 15, 2011. Early application by public entities is not permitted. Nonpublic entities may apply the amendments in this Update early, but no earlier than for interim periods beginning after December 15, 2011. For the Group, this ASU is effective prospectively beginning January 1, 2012. The adoption of this standard is not expected to have a material impact on the Group’s consolidated results of operations or financial condition.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, and in December 2011 issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. These standards require entities to present items of net income and other comprehensive income either in a single continuous statement, or in separate, but consecutive, statements of net income and other comprehensive income. The new requirements do not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. Also, the earnings-per share computation does not change. However, the current option under existing standards to report other comprehensive income and its components in the statement of changes in equity is eliminated. The amendments in ASU No. 2011-12 are effective at the same time as the amendments in ASU No. 2011-05 so that entities will not be required to comply with the presentation requirements in ASU No. 2011-05 that ASU No. 2011-12 is deferring. The amendments in ASU No. 2011-12 are effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. Since these standards impact presentation and disclosure requirements only, their adoption is not expected to have a material impact on the Group’s consolidated results of operations or financial condition.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Group is currently evaluating the impact on the consolidated financial statements of adopting this guidance.

(x)	Convenience translation

Translations of amounts in the consolidated balance sheets and consolidated statements of operations and of cash flows as of and for the year ended December 31, 2011, from RMB into United States dollars (“US$”) are solely for the convenience of the reader and were calculated at the rate of USD1.00 = RMB6.2939, representing the noon buying rate in the City of New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York, on December 31, 2011. No representation is made that the RMB amount could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2011, or at any other rate.